Property, Plant and Equipment, Net - Summary of Property, Plant and Equipment, Net (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Property, Plant and Equipment, Net [Abstract]
Office equipment	¥ 2,511		$ 394	¥ 1,545
Machinery and electronic equipment	22,547		3,538	11,513
Transportation equipment	3,643		572	3,310
Leasehold improvements	30,250		4,746	15,017
Construction in progress	1,720		270	11,976
Property,plant and equipment,gross	60,671		9,520	43,361
Less: accumulated depreciation	(25,223)		(3,958)	(22,492)
Less: accumulated impairment	(1,627)	$ (255)
Total	¥ 33,821		$ 5,307	¥ 20,869